Basis of preparation of the Consolidated annual accounts	12 Months Ended
Dec. 31, 2017
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Basis of preparation of the Consolidated annual accounts

Basis of preparation of the Consolidated financial statements

ING Group prepares financial information in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board for purposes of reporting with the U.S. Securities and Exchange Commission (SEC), including financial information contained in this Annual report on Form 20-F. The term ‘IFRS-IASB’ is used to refer to International Financial Reporting Standards as issued by the International Accounting Standards Board, including the decisions ING Group made with regard to the options available under IFRS-IASB.

IFRS-IASB provides several options in accounting policies. The key areas in which IFRS-IASB allows accounting policy choices and the related ING accounting policy, are summarised as follows:

•	ING’s accounting policy for Real estate investments is fair value, with changes in fair value reflected immediately in the profit and loss account; and

•	ING’s accounting policy for Property for own use is fair value, with changes in fair value reflected in the revaluation reserve in equity (‘Other comprehensive income’). A net negative revaluation on individual properties is reflected immediately in the profit and loss account.

ING Group’s accounting policies under IFRS-IASB and its decision on the options available are included in the section ‘Principles of valuation and determination of results’ below. Except for the options included above, the principles in section ‘Principles of valuation and determination of results’ are IFRS-IASB and do not include other significant accounting policy choices made by ING. The accounting policies that are most significant to ING are included in section ‘Significant judgements and critical accounting estimates and assumptions’.

The ING Group Consolidated financial statements have been prepared on a going concern basis.